Capital Management (Details) - Schedule of Capital Structure - Net Debt [Member] - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Capital Structure [Abstract]
Face value of term debt (Note 15)	$ 396,780	$ 295,173
Shareholders’ equity	712,940	837,771
Working capital, excluding current portion of term debt, warrant liability and risk management contracts	(96,899)	(76,860)
Net managed capital	$ 1,012,821	$ 1,056,084